Reporting on Financial Instruments	12 Months Ended
Dec. 31, 2018
Reporting On Financial Instruments
Reporting on Financial Instruments

14.	Reporting on financial instruments

The financial assets and liabilities can be subdivided into measurement categories with the following carrying amounts, and net gains and losses:

Financial assets (in EUR thousands)	Fair value as of 31.12.2018	Carrying amount as of 31.12.2018	Fair value as of 31.12.2017	Carrying amount as of 31.12.2017	Net gains (+) or losses (-) 31.12.2018	Net gains (+) or losses (-) 31.12.2017
Category: Held
Cash and cash equivalents	19,451	19,451	11,083	11,083	(10)	-
Trade receivables	3,397	3,397	1,561	1,561	1	(1)
Other financial assets	794	794	571	571	-	(13)
Financial receivables and assets	-	-	-	-	-	-
Total	23,642	23,642	13,215	13,215	(9)	(14)

Financial liabilities (EUR thousands)	Fair value as of 31.12.2018	Carrying amount as of 31.12.2018	Fair value as of 31.12.2017	Carrying amount as of 31.12.2017	Net gains (+) or losses (-) 31.12.2018	Net gains (+) or losses (-) 31.12.2017
Financial liabilities at amortized cost
Financial liabilities, current	165	165	170	170	-	-
Trade payables	1,805	1,805	1,621	1,621	(13)	(48)
Other current financial liabilities	29	29	20	20	-	-
Financial liabilities, non-current	12,382	12,382	11,803	11,803	-	32
Total	14,382	14,382	13,614	13,614	(13)	(16)
Financial liabilities at fair value through profit or loss
Financial liabilities, non-current	1,080	1,080	552	552	-	(32)
Total	15,462	15,462	14,166	14,166	(13)	(16)

Under other operating expenses, Biofrontera reports value adjustments to trade receivables and miscellaneous financial obligations allocable to the “loans and receivables” category.

The net gains and losses generally include currency translation effects.

Based on the input factors used at the valuation methods fair values are divided into different steps of the fair value hierarchy:

Level 1: Fair value valuations using prices listed on active markets (not adjusted) for identical assets or liabilities.

Level 2: Fair value valuations using inputs for the asset or liability that are either directly observable (as prices) or indirectly observable (derived from prices), but which do not constitute listed prices pursuant to Level 1.

Level 3: Fair value valuations using inputs for the asset or liability that are not based on observable market data (unobservable input data).

Biofrontera has financial instruments at level 3. No reclassifications between the individual fair value hierarchy levels were implemented in the 2018 financial year.

In the case of financial liabilities, non-current financial liabilities belong to level 3 (performance component of the EIB loan) (EUR 1.1 million, 31 December 2017: EUR 0.6 million).

Principles of risk management

As part of its operating activities, the Group is exposed to market price and credit risk, as well as liquidity risk, which could have an effect on its financial position and performance.

Market price risk: Interest-rate risk is deemed to be a low risk to the company as existing interest-rate modalities for the Biofrontera Group’s relevant financing facilities can generally be adapted to market conditions short-term to medium-term. The performance component represents one exception, although this is mitigated by a limit to 4% of the market price risk. No cash flow risk exists in relation to fixed interest warrant bonds. Due to the fixing of interest, no disadvantageous changes can occur to the interest payments. As the liabilities are not recognized at fair value but instead at amortized cost, there is also no fair value risk. The Biofrontera Group was exposed to foreign currency risks on the balance sheet date, especially as a result of the intragroup loan to the subsidiary Biofrontera Inc.

As of 31 December 2018, Biofrontera held no financial positions that were exposed to interest rate risks.

Foreign currency risk: The Biofrontera Group was exposed to foreign currency risks on the balance sheet date, especially as a result of the intragroup loan to the subsidiary Biofrontera Inc. Trade receivables arise to a greater extent than in the past due to the expansion of business in the U.S. and are regularly reviewed for a potential default risk. Trade payables denominated in foreign currency are immaterial. The company does not enter into any hedging transactions. Currency exchange rate fluctuations are recognized in profit or loss.

The balance of financial assets and liabilities in foreign currencies amounts to EUR 27.0 million (previous year: EUR 13.1 million). A 5% change in the value of financial assets and financial liabilities in foreign currency would result in a change of EUR 1.4 million (2017: EUR 0.7 million; 2016: EUR 0.3 million) in the income statement item “Other expenses and income”.

Credit risk: A credit risk arises for the Group if transaction partners cannot meet their obligations by the normal payment deadlines. On the balance sheet, the maximum non-payment risk is represented by the carrying amount of the relevant financial asset. The situation regarding receivables is monitored so that any possible non-payment risks can be identified at an early stage and appropriate steps taken. In the 2018 financial year, no individual value adjustments were made for other financial assets (2017: EUR 0, 2016: EUR 0); in addition, no individual value adjustments were applied to trade receivables in the 2018 financial year (2017: EUR 0, 2016: EUR 0). Cash and cash equivalents are invested with banks and insurance companies with sufficient deposit protection.

Liquidity risk refers to the inability to meet existing or future payment obligations on time. To ensure solvency at all times and to avoid financial bottlenecks, Biofrontera has established a central liquidity management system that monitors liquidity requirements in the short, medium and long term. The refinancing of all Group companies is generally performed centrally by Biofrontera AG.

The monitoring and management of liquidity is based on short-term and long-term corporate planning. Liquidity risks are identified at an early stage, using simulations of various scenarios. Current liquidity is reported and monitored on a daily basis.

Biofrontera maintains a liquidity reserve, the amount of which is regularly reviewed and adjusted if necessary, in order to be able to meet all payment obligations throughout the Group when due. In February 2019, the company drew on a further tranche of EUR 5 million from the EIB loan. A further tranche of EUR 5 million can be drawn after certain milestones have been reached. Each tranche must be paid back within five years after it has been made available.

As a result of this loan and other successful capital measures, the company currently has sufficient liquidity at its disposal.

Depending on business trends, in particular on the success in tapping the market potential of the Ameluz® product, the company could be dependent in the medium term on the injection of additional equity or debt from outside sources until a sustainable financing from the operating cash flow is ensured.

See the relevant balance sheet notes on undiscounted payments from financial debt due in the next years.

All other financial liabilities are current and are expected to be settled within one year.